CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,973	$ 13,035	$ 12,971	$ 13,032
Net redemption of preferred units	(96)	0	(96)	0
Repurchase of limited partnership units	14	0	14	0
Issuance of limited partnership units	3	3	5	6
Ending balance	12,866	13,038	12,866	13,038
Weighted Average Invested Capital	$ 12,961	$ 13,035	$ 12,966	$ 13,034